Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046

713 626 1919 www.invesco.com/us
August 6, 2012
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM Funds Group (Invesco Funds Group) CIK No. 0000019034 Invesco Global Core Equity Fund, Invesco International Small Company Fund, Invesco Small Cap Equity Fund (the “Funds”)
Ladies and Gentlemen:
Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplements for the Fund as filed pursuant to Rule 497(e) under the 1933 Act on July 20, 2012, (Accession Number: 0000950123-12-010268).
Please direct any comments or questions to the undersigned or contact me at (713) 214-7888.
Very truly yours,
/s/ Peter A. Davidson
Peter A. Davidson
Assistant General Counsel